INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2020
INTANGIBLE ASSETS
INTANGIBLE ASSETS

8. INTANGIBLE ASSETS

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$
Copyrights	167	7,375	1,130
Purchased software	—	5,570	854
Less: accumulated amortization	(64)	(1,156)	(177)
Intangible assets, net	103	11,789	1,807

The Group recorded amortization expense of RMB60, RMB86 and RMB1,454 (US$223) for the years ended December 31, 2018, 2019 and 2020, respectively. As of December 31, 2020, estimated amortization expense of the existing intangible assets for each of the next five years is RMB2,324  (US$356), RMB2,025  (US$310), RMB1,768  (US$271), RMB1,482  (US$227) and RMB1,054  (US$162), respectively.